Related-Party and Party-in-Interest Transactions (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 30, 2025	Dec. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment acquired market cost	$ 5,363,067	$ 5,729,072
Investment sold at selling price	7,218,504	7,173,837
Increase from dividend income on investment	$ 721,271	$ 688,515